Future Minimum Lease Payments (Details) $ in Millions	Dec. 31, 2018 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease commitments under IAS 17	$ 7
Not later than one year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease commitments under IAS 17	5
Later than one year and not later than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease commitments under IAS 17	$ 2